(Loss) Income Per Share of Common Stock - Schedule of Potentially Dilutive Securities Excluded from Computation (Detail) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	24,017	24,256	24,085	24,173	24,172	24,074	23,656
Convertible subordinated debentures bearing interest at 4.0625% maturing in December 2034 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	22,219	22,219	22,219	22,219
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	703	956	703	956	849	1,050	934
Unvested restricted shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	1,095	1,081	1,163	998	1,104	805	652
4% Convertible Subordinated Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities							1,148
4 1/16% Debentures [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities					22,219	22,219	20,922